Debt - Schedule of Short-Term Debt (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Short-term bank borrowings			$ 6
Current portion of long-term debt	[1]	$ 421	550
Total		$ 421	$ 556

[1]	Net of adjustment for debt issuance costs.